GS Mortgage-Backed Securities Trust 2021-PJ5 ABS-15G

Exhibit 99.2 - Schedule 2

Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
XXXX	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Non-Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Returns Obtained-

Tax returns for the previous two (2) years (including all schedules) were not obtained or were not properly retained in the file in accordance with guidelines or Appendix Q. Due to the missing income documentation, audit income from the borrower's self-employment and the DTI could not be calculated.

Response 1 (03/05/2021 3:14PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Tax Payer First Act Disclosure – Missing-

The file does not contain evidence that the Tax Payer First Act Disclosure was provided to the borrower. The loan file contains the Tax Payer First Act Disclosure, however, the disclosure was not signed by either borrower.

Response 1 (02/15/2021 2:03PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

								(Clear) Value is supported within 10% of original appraisal amount- The loan file contains a CDA, which support the value within 10%.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee on the revised CD issued on XXXX was not accepted: Inspection. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv). A cost to cure in the amount of XXXX is required.

Response 1 (03/30/2021 10:31AM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The loan file contains a CDA, which support the value within 10%.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Non-Compliant	(Clear) TRID - 10% Tolerance Violation Not Cured-

The loan failed the charges that in total cannot increase more than 10% test due to the following: A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (03/22/2021 3:31PM)
The documentation provided is not sufficient to cure the finding. Please provide LOE and PCCD for the refund given XXXX (upheld)

Response 2 (03/30/2021 8:26AM)
The LOE, PCCD, proof of delivery and reimbursement check have been provided and sufficient to cure the exception. (Resolved)

(Clear) Debts Not verified on credit report-

The application lists significant debts that were not verified on the credit report and not independently verified. The monthly taxes and hazard insurance were not verified for the borrower's Massachusetts rental property. VOM statement in file reflects taxes and insurance are not escrowed and no third party documentation was provided to verify the monthly amounts in accordance with Appendix Q.

Response 1 (03/22/2021 4:55PM)
Documentation received is sufficient. (Resolved)

(Clear) VVOE required-

A VVOE is required within 10 days of Note date. The VVOE in file is dated XXXX which is not within 10 days of the Note date on XXXX

Response 1 (03/22/2021 4:56PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the value within 10%.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Report- The loan file contained a credit update reflecting the payment history for the previous mortgage secured by the exit residence; however, the loan file did not contain a complete credit report with all additional debt and payment histories as required. Review debts were taken from the Final 1003 and are subject to change upon review of the credit report. Response 1 (03/05/2021 10:50AM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A